DERIVATIVES Q - Collateral Payable Associated With Derivative Positions (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Collateral payable associated with derivatives	$ 54,890	$ 61,060
Assets posted as collateral associated with derivatives	2,069	0	$ 17,375
Digital assets
Derivative [Line Items]
Collateral payable associated with derivatives	47,876	30,600
Assets posted as collateral associated with derivatives	19	0	15,284
Cash
Derivative [Line Items]
Collateral payable associated with derivatives	7,014	30,460
Assets posted as collateral associated with derivatives	$ 2,050	$ 0	$ 2,091